CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 24, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues [Abstract]
Revenue		$ 70,404	$ 54,568	$ 193,025	$ 147,006	$ 204,027	$ 146,562
Cost of revenue:
Amortization expense		2,679	2,634	8,034	7,588	10,266	8,969
Total cost of revenue		15,239	14,076	43,897	40,602	56,029	49,303
Gross profit		55,165	40,492	149,128	106,404	147,998	97,259
Operating expenses:
Sales and marketing		23,251	16,962	65,735	48,850	71,006	51,976
Research and development		12,736	10,919	37,282	29,453	42,829	31,515
General and administrative		13,921	6,779	31,813	21,576	32,003	22,270
Amortization expense		5,633	5,627	16,941	16,886	22,416	21,491
Total operating expenses		55,541	40,287	151,771	116,765	168,254	127,252
Income (loss) from operations		(376)	205	(2,643)	(10,361)	(20,256)	(29,993)
Interest expense, net		(1,207)	(5,473)	(10,675)	(16,425)	(21,423)	(18,203)
Loss on extinguishment of debt	$ (5,200)	(5,213)		(5,213)
Foreign currency transaction loss		(154)	(861)	(471)	(1,311)	(1,252)	(418)
Other income, net			55	91	165	220	221
Loss before income tax benefit		(6,950)	(6,074)	(18,911)	(27,932)	(42,711)	(48,393)
Income tax benefit		1,857	1,404	5,105	6,581	10,111	12,137
Net loss		$ (5,093)	$ (4,670)	$ (13,806)	$ (21,351)	$ (32,600)	$ (36,256)
Net loss per share, basic and diluted		$ (0.04)	$ (0.05)	$ (0.13)	$ (0.21)	$ (0.32)	$ (0.35)
Weighted-average shares used to compute net loss per share, basic and diluted		113,203,074	102,791,023	106,333,836	102,727,198	102,752,092	102,325,465
Subscription
Revenues [Abstract]
Revenue		$ 57,933	$ 41,916	$ 160,989	$ 112,872	$ 159,111	$ 100,350
Cost of revenue:
Cost of revenue		10,117	8,045	28,127	22,425	31,539	24,088
Services/Professional Services
Revenues [Abstract]
Revenue		3,605	5,234	10,066	14,529	19,008	20,206
Cost of revenue:
Cost of revenue		2,443	3,397	7,736	10,589	14,224	16,246
License
Revenues [Abstract]
Revenue		$ 8,866	$ 7,418	$ 21,970	$ 19,605	$ 25,908	$ 26,006